Long-term debt - Narrative (Details) - USD ($)	Dec. 13, 2021	Apr. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Aug. 11, 2020	Jul. 17, 2020	May 20, 2020
Debt Instrument [Line Items]
Debt and capital lease obligations			$ 43,862,000	$ 55,715,000
Other bank financing
Debt Instrument [Line Items]
Interest rate (percent)			0.55%
Minimum
Debt Instrument [Line Items]
Capital lease term			2 years
Capital lease obligation interest rates			1.70%
Maximum
Debt Instrument [Line Items]
Capital lease term			5 years
Capital lease obligation interest rates			2.70%
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations			$ 41,934,000	53,516,000
Secured Debt | EDC Loan
Debt Instrument [Line Items]
Long-term debt	$ 20,000,000
Debt issuance costs	$ 300,000
Debt and capital lease obligations			14,683,000	18,583,000
Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations		$ 8,803,000	8,044,000	8,470,000
Secured Debt | Third UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations			2,699,000	4,000,000
Effective rate on debt							1.82%
Secured Debt | Fourth UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations			11,273,000	15,335,000
Effective rate on debt						1.75%
Secured Debt | Deutsche Bank Euro Loan
Debt Instrument [Line Items]
Debt and capital lease obligations			$ 5,235,000	$ 7,128,000
Effective rate on debt					1.70%
Prime Rate | Secured Debt | EDC Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt	2.01%
Euribor | Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt		1.65%